Results for the Period - Net (loss) income per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended
	Aug. 02, 2017	Jun. 30, 2018	Jun. 30, 2017
Results for the Period
Annulment of ordinary shares (as a percent)	80.00%	80.00%
Premium (as a percent)		15.00%
Share split (ratio)		11.5
Net (loss) income attributable to ordinary shareholders of the Parent used for computing basic and diluted per share amounts		$ (5,270)	$ 941,236
Weighted average number of ordinary shares used for basic per share amounts		94,407	542,394
Dilutive effect of outstanding options, warrants and deferred shares			20,027
Weighted average number of ordinary shares used for diluted per share amounts		94,407	562,421
Net (loss) income per share basic		$ (0.06)	$ 1.74
Net (loss) income per share diluted		$ (0.06)	$ 1.67